Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Detailed Information about Cash and Cash Equivalents

	2018	2017	2016
Cash at bank and in hand	3,725	3,720	3,727
Short-term deposits	2,524	2,544	3,666
Money market investments	2,493	4,496	3,939
Short-term collateral	2	7	16
At December 31	8,744	10,768	11,347

Disclosure of Cash and Cash Equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise the following:

	Note	2018	2017	2016
Cash and cash equivalents		8,744	10,768	11,347
Cash classified as Assets held for sale	22	-	260	-
Bank overdrafts	44	-	(2)	(1)
Bank overdrafts classified as Liabilities held for sale		-	(1)	-
Net cash and cash equivalents		8,744	11,026	11,346

Disclosure of Detailed Information of Cash Flow Statement

Summary cash flow statement	2018	2017	2016
Net cash flows from operating activities	517	553	3,319
Net cash flows from investing activities	(438)	(1,196)	(1,078)
Net cash flows from financing activities	(2,395)	519	(465)
Net increase in cash and cash equivalents	(2,317)	(125)	1,776

Summary of Reconciliation of Liabilities Arising from Financing Activities

The table below shows the reconciliation between the net cash flows from financing activities and the liabilities as included in the consolidated statement of financial position.

Cash flows				Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2018	Addition	Repayment	Disposal of a business	Realized gains/ losses in income statement	Movements related to fair value hedges	Amortization	Transfer to/ from other headings	Other	Net exchange difference	At December 31, 2018
Subordinated borrowings	764	640	-	-	-	-	2	(68)	-	52	1,389
Trust pass-through securities	133	-	-	-	-	(6)	-	-	-	6	133
Borrowings	13,635	3,545	(5,211)	(151)	(23)	-	2	-	-	263	12,061
Assets held to hedge Trust pass-through securities	15	-	-	-	(6)	-	-	-	-	1	10

Cash flows				Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2017	Addition	Repayment	Realized gains/ losses in income statement	Movements related to fair value hedges	Amortization	Other	Net exchange difference	At December 31, 2017
Subordinated borrowings	767	-	-	-	-	6	-	(9)	764
Trust pass-through securities	156	-	-	-	(4)	-	-	(19)	133
Borrowings	13,153	9,170	(7,918)	(10)	-	(1)	1	(760)	13,635
Assets held to hedge Trust pass-through securities	22	-	-	(4)	-	-	-	(2)	15